RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Paid to related party		$ 215,000
Due from Related Parties included in current assets	$ 54,858
Due to Related Parties included in current Liabilities	36,854
CEO [Member]
Due to Related Parties included in current Liabilities6C	$ 0	$ 480